SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Disclosure of Non-Cash Transactions:
The Company recorded acquisition-related contingent consideration liabilities of $0.2 million, $27.4 million and $0.3 million during the years ended December 31, 2016, 2015 and 2014, respectively, in connection with various acquisitions. See "Note 8—Fair Value Measurements and Financial Instruments" for additional information on contingent consideration arrangements.
On November 16, 2015, the Company exchanged $445.3 million of IAC 2012 Senior Notes for $445.2 million of Match Group Senior Notes. See "Note 9—Long-term Debt" for additional information on the note exchange.
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Cash paid (received) during the year for:
Interest	$82,494	$8,696	$7,017
Income tax payments, including amounts paid to IAC for Match Group's share of IAC's consolidated tax liability	44,733	46,657	68,905
Income tax refunds	(962)	(1,583)	(3,826)